Financial instruments	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Financial instruments	Financial instruments
(a)Fair value of financial instruments

June 30, 2023	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1,213,718	$1,213,718	$1,149,505	$—	$64,213
Development loans and other receivables	98,313	91,547	—	91,547	—
Derivative instruments:
Commodity contracts for regulatory operations	139	139	—	139	—
Interest rate swaps designated as a hedge	65,711	65,711	—	65,711	—
Interest rate cap not designated as hedge	3,490	3,490	—	3,490	—
Congestion revenue rights not designated as hedge	7,757	7,757	—	—	7,757
Cross-currency swap designated as a net investment hedge	464	464	—	464	—
Total derivative instruments	77,561	77,561	—	69,804	7,757
Total financial assets	$1,389,592	$1,382,826	$1,149,505	$161,351	$71,970
Long-term debt	$8,083,147	$7,528,421	$2,716,700	$4,811,721	$—
Notes payable to related party	25,808	15,188	—	15,188	—
Convertible debentures	238	285	285	—	—
Preferred shares, Series C	12,067	11,943	—	11,943	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	64,370	64,370	—	—	64,370
Energy contracts not designated as hedge	11,515	11,515	—	—	11,515
Cross-currency swap designated as a net investment hedge	15,550	15,550	—	15,550	—
Cross-currency swap designated as a cash flow hedge	9,736	9,736	—	9,736	—
Commodity contracts for regulated operations	1,441	1,441	—	1,441	—
Total derivative instruments	102,612	102,612	—	26,727	75,885
Total financial liabilities	$8,223,872	$7,658,449	$2,716,985	$4,865,579	$75,885
21. Financial instruments (continued)
(a)Fair value of financial instruments (continued)

December 31, 2022	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1,344,207	$1,344,221	$1,270,138	$—	$74,083
Development loans and other receivables	53,680	50,300	—	50,300	—
Derivative instruments:
Energy contracts not designated as hedge	393	393	—	—	393
Interest rate swap designated as a hedge	69,188	69,188	—	69,188	—
Currency forward contract not designated as a hedge	2,659	2,659	—	2,659	—
Congestion revenue rights not designated as hedge	10,110	10,110	—	—	10,110
Cross-currency swap designated as a net investment hedge	1,267	1,267	—	1,267	—
Commodity contracts for regulated operations	283	283	—	283	—
Total derivative instruments	83,900	83,900	—	73,397	10,503
Total financial assets	$1,481,787	$1,478,421	$1,270,138	$123,697	$84,586
Long-term debt	$7,512,017	$6,699,031	$2,623,628	$4,075,403	—
Notes payable to related party	25,808	15,180	—	15,180	—
Convertible debentures	245	276	276	—	—
Preferred shares, Series C	12,072	11,675	—	11,675	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	120,284	120,284	—	—	120,284
Energy contracts not designated as hedge	8,617	8,617	—	—	8,617
Cross-currency swap designated as a net investment hedge	24,371	24,371	—	24,371	—
Cross-currency swap designated as a cash flow hedge	15,435	15,435	—	15,435	—
Commodity contracts for regulated operations	1,614	1,614	—	1,614	—
Total derivative instruments	170,321	170,321	—	41,420	128,901
Total financial liabilities	$7,720,463	$6,896,483	$2,623,904	$4,143,678	$128,901
21.Financial instruments (continued)
(a)Fair value of financial instruments (continued)
The Company has determined that the carrying value of its short-term financial assets and liabilities approximates fair value as of June 30, 2023 and December 31, 2022 due to the short-term maturity of these instruments.
The fair value of the investment in Atlantica (level 1) is measured at the closing price on the NASDAQ stock exchange.
The fair value of development loans and other receivables (level 2) is determined using a discounted cash flow method, using estimated current market rates for similar instruments adjusted for estimated credit risk as determined by management.
The Company’s level 1 fair value of long-term debt is measured at the closing price on the NYSE and the over-the-counter closing price. The Company’s level 2 fair value of long-term debt at fixed interest rates and Series C preferred shares has been determined using a discounted cash flow method and current interest rates. The Company's level 2 fair value of convertible debentures has been determined as the greater of their face value and the quoted value of AQN's common shares on a converted basis.
The Company’s level 2 fair value derivative instruments primarily consist of swaps, options, rights, subscription agreements and forward physical derivatives where market data for pricing inputs are observable. Level 2 pricing inputs are obtained from various market indices and utilize discounting based on quoted interest rate curves, which are observable in the marketplace.
The Company’s level 3 instruments consist of energy contracts for electricity sales, congestion revenue rights ("CRRs") and the Company's investment in AYES Canada. The significant unobservable inputs used in the fair value measurement of energy contracts are the internally developed forward market prices ranging from $24.27 to $73.20 with a weighted average of $35.79 as of June 30, 2023. The weighted average forward market prices are developed based on the quantity of energy expected to be sold monthly and the expected forward price during that month. The change in the fair value of the energy contracts is detailed in notes 21(b)(ii) and 21(b)(iv). The significant unobservable inputs used in the fair value measurement of CRRs are recent CRR auction prices ranging from $nil to $23.98 with a weighted average of $5.04 as of June 30, 2023. The significant unobservable inputs used in the fair value measurement of the Company's AYES Canada investment are the expected cash flows, the discount rates applied to these cash flows ranging from 7.81% to 8.31% with a weighted average of 8.12%, and the expected volatility of Atlantica's share price ranging from 26.99% to 34.89% as of June 30, 2023. Significant increases (decreases) in expected cash flows or increases (decreases) in discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement.
(b)Derivative instruments
Derivative instruments are recognized on the unaudited interim consolidated balance sheets as either assets or liabilities and measured at fair value at each reporting period.
(i)Commodity derivatives – regulated accounting
The Company uses derivative financial instruments to reduce the cash flow variability associated with the purchase price for a portion of future natural gas purchases associated with its regulated natural gas and electric service territories. The Company’s strategy is to minimize fluctuations in natural gas sale prices to regulated customers. As at June 30, 2023, the commodity volume, in dekatherms, associated with the above derivative contracts was 2,755,733.
21.Financial instruments (continued)
(b)Derivative instruments (continued)
(i)Commodity derivatives – regulated accounting (continued)
The accounting for these derivative instruments is subject to guidance for rate regulated enterprises. Most of the gains or losses on the settlement of these contracts are included in the calculation of the fuel and commodity cost adjustments (note 5). As a result, the changes in fair value of these natural gas derivative contracts and their offsetting adjustment to regulatory assets and liabilities had no earnings impact.
(ii)Cash flow hedges
The Company has sought to reduce the price risk on the expected future sale of power generation at the Sandy Ridge, Senate, Minonk, and Sugar Creek Wind Facilities by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
3,772,462	September 2030	$25.00	Illinois Hub
404,612	December 2028	$29.00	PJM Western HUB
1,707,551	December 2027	$22.00	NI HUB
1,471,065	December 2027	$36.00	ERCOT North HUB
The Company is party to two interest rate swap contracts as cash flow hedges to mitigate the risk that interest rates will increase over the life of certain term loan facilities. Under the terms of the interest rate swap contracts, the Company has fixed its interest rate expense on such term loan facilities. The fair value of the derivative on the designation date is amortized into earnings over the remaining life of the contract.
The Company is party to a forward-starting interest rate swap in order to reduce the interest rate risk related to the quarterly interest payments between July 1, 2024 and July 1, 2029 on the $350,000 subordinated unsecured notes. The Company designated the entire notional amount of the pay-variable and receive-fixed interest rate swaps as a hedge of the future quarterly variable-rate interest payments associated with the subordinated unsecured notes.
In January 2022, the Company entered into a cross-currency interest rate swap, coterminous with the Canadian Notes, to effectively convert the C$400,000 Canadian Offering into U.S. dollars. The change in the carrying amount of the Canadian Notes due to changes in spot exchange rates is recognized each period in the unaudited interim consolidated statements of operations as loss (gain) on foreign exchange. The Company designated the entire notional amount of the cross-currency fixed-for-fixed interest rate swap as a hedge of the foreign currency exposure related to cash flows for the interest and principal repayments on the Canadian Notes. An offsetting portion of the AOCI balance related to changes in fair value of the cross-currency fixed-for-fixed interest rate swap attributable to changes in the spot exchange rates is also immediately reclassified into the unaudited interim consolidated statements of operations as an offsetting loss (gain) on foreign exchange.
21.Financial instruments (continued)
(b)Derivative instruments (continued)
(ii)Cash flow hedges (continued)
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	Three months ended June 30		Six months ended June 30
	2023	2022	2023	2022
Effective portion of cash flow hedge	$29,949	$(20,298)	$52,435	$(81,852)
Amortization of cash flow hedge	(1,421)	(3,828)	(4,908)	(3,992)
Amounts reclassified from AOCI	7,893	11,247	6,759	14,079
OCI attributable to shareholders of AQN	$36,421	$(12,879)	$54,286	$(71,765)
The Company expects $19,722 of unrealized losses currently in AOCI to be reclassified, net of taxes into non-regulated energy sales, investment loss, interest expense and derivative gains, within the next 12 months, as the underlying hedged transactions settle.
(iii)Foreign exchange hedge of net investment in foreign operation
The functional currency of most of AQN's operations is the U.S. dollar. The Company designates obligations denominated in Canadian dollars as a hedge of the foreign currency exposure of its net investment in its Canadian investments and subsidiaries. The related foreign currency transaction gain or loss designated as, and effective as, a hedge of the net investment in a foreign operation is reported in the same manner as the translation adjustment (in OCI) related to the net investment. A foreign currency loss of $9,629 and $9,638 for the three and six months ended June 30, 2023, respectively (2022 - gain of $395 and $220, respectively) was recorded in OCI.
On May 23, 2019, the Company entered into a cross-currency swap, coterminous with the subordinated unsecured notes, to effectively convert the $350,000 U.S.-dollar-denominated offering into Canadian dollars. The change in the carrying amount of the notes due to changes in spot exchange rates was recognized each period in the unaudited interim consolidated statements of operations as loss (gain) on foreign exchange. The Company designated the entire notional amount of the cross-currency fixed-for-fixed interest rate swap as a hedge of the foreign currency exposure related to cash flows for the interest and principal repayments on the notes. Upon the change in functional currency of AQN to the U.S. dollar on January 1, 2020, this hedge was dedesignated. The Company redesignated this swap as a hedge of AQN's net investment in its Canadian subsidiaries. The related foreign currency transaction gain or loss designated as a hedge of the net investment in a foreign operation is reported in the same manner as the translation adjustment (in OCI) related to the net investment. The fair value of the derivative on the redesignation date will be amortized over the remaining life of the original hedge. A foreign currency loss of $6,942 and $7,009 for the three and six months ended June 30, 2023, respectively (2022 - gain of $14,929 and $10,697, respectively) was recorded in OCI.
21.Financial instruments (continued)
(b)Derivative instruments (continued)
(iii)     Foreign exchange hedge of net investment in foreign operation (continued)
Canadian operations
The Company is exposed to currency fluctuations from its Canadian-based operations. AQN seeks to manage this risk primarily through the use of natural hedges by using Canadian long-term debt to finance its Canadian operations and a combination of foreign exchange forward contracts and spot purchases.
The Company’s Canadian operations are determined to have the Canadian dollar as their functional currency and are exposed to currency fluctuations from their U.S. dollar transactions. The Company designates obligations denominated in U.S. dollars as a hedge of the foreign currency exposure of its net investment in its U.S. investments and subsidiaries. The related foreign currency transaction gain or loss designated as, and effective as, a hedge of the net investment in a foreign operation is reported in the same manner as the translation adjustment (in OCI) related to the net investment. A foreign currency gain of $2,924 and $2,801 for the three and six months ended June 30, 2023, respectively (2022 - loss of $2,149 and $2,544) was recorded in OCI.
The Company is party to a C$300,000 fixed-for-fixed cross-currency interest rate swap to effectively convert Canadian dollar debentures into U.S. dollars. In February 2022, the Company settled the related cross-currency swap related to its C$200,000 debenture that was repaid. The Company designated the entire notional amount of the cross-currency interest rate swap and related short-term U.S. dollar payables created by the monthly accruals of the swap settlement as a hedge of the foreign currency exposure of its net investment in the Company’s U.S. operations. The gain or loss related to the fair value changes of the swap and the related foreign currency gains and losses on the U.S. dollar accruals that are designated as, and are effective as, a hedge of the net investment in a foreign operation are reported in the same manner as the translation adjustment (in OCI) related to the net investment. A gain of $3,967 and $4,348 for the three and six months ended June 30, 2023, respectively (2022 - loss of $8,132 and $6,080, respectively) was recorded in OCI.
The Company is party to a fixed-for-fixed cross-currency interest rate swap to effectively convert the C$400,000 Canadian-dollar-denominated debentures into U.S. dollars. The Renewable Energy Group designated the entire notional amount of the cross-currency interest rate swap and related short-term U.S. dollar payables created by the monthly accruals of the swap settlement as a hedge of the foreign currency exposure of its net investment in the Company’s U.S. operations. The gain or loss related to the fair value changes of the swap and the related foreign currency gains and losses on the U.S. dollar accruals that are designated as, and are effective as, a hedge of the net investment in a foreign operation are reported in the same manner as the translation adjustment (in OCI) related to the net investment. A gain of C$4,975 and C$4,987 for the three and six months ended June 30, 2023, respectively (2022 - loss of $8,439 and $14,252, respectively) was recorded in OCI.
Chilean operations
The Company is exposed to currency fluctuations from its Chilean-based operations. The Company's Chilean operations are determined to have the Chilean peso as their functional currency. Chilean long-term debt used to finance the operations is denominated in Chilean Unidad de Fomento.
(iv)Other derivatives and risk management
In the normal course of business, the Company is exposed to financial risks that potentially impact its operating results. The Company employs risk management strategies with a view to mitigating these risks to the extent possible on a cost-effective basis. Derivative financial instruments are used to manage certain exposures to fluctuations in exchange rates, interest rates and commodity prices. The Company does not enter into derivative financial agreements for speculative purposes. For derivatives that are not designated as hedges, the changes in the fair value are immediately recognized in earnings.
The Company seeks to mitigate the volatility of energy congestion charges at the ERCOT transmission grid by entering into CRRs, which as of June 30, 2023 had a notional quantity of 919,014 MW-hours at prices ranging from $0.64 per MW-hr to $19.06 per MW-hr with a weighted average of $5.97 per MW-hr for April 2023 to April 2025. These CRRs are not designated as an accounting hedge.
21.Financial instruments (continued)
(b)Derivative instruments (continued)
(iv)Other derivatives and risk management (continued)
The Company is party to an interest rate cap agreement in the amount of C$390,000 for the period between January 15, 2023 and January 15, 2024. The Company was party to an interest rate swap to mitigate the interest rate risk related to debt at its Blue Hill Wind Facility. The contract was novated upon the sale of the Blue Hill Wind Facility in 2022. The loss recognized on the derivative was recorded as a reduction of the gain on sale of renewable assets on the unaudited interim consolidated statements of operations.
The Company mitigates the price risk on the expected future sale of power generation of one of its solar facilities through a long-term energy derivative contract with a notional quantity of 388,170 MW-hours, a price of $25.15 per MW-hr and expiring in August 2030 as an economic hedge to the price of energy sales. The derivative contract is not designated as an accounting hedge.
The effects on the unaudited interim consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	Three months ended June 30		Six months ended June 30
	2023	2022	2023	2022
Unrealized gain (loss) on derivative financial instruments:
Interest rate swaps	$—	$(4,680)	$—	$(4,680)
Energy derivative contracts	84	(2,352)	62	(3,103)
Commodity contracts	—	—	1,128	—
	$84	$(7,032)	$1,190	$(7,783)
Realized gain (loss) on derivative financial instruments:
Energy derivative contracts	(1,537)	(157)	(3,830)	149
	$(1,537)	$(157)	$(3,830)	$149
Loss on derivative financial instruments not accounted for as hedges	(1,453)	(7,189)	(2,640)	(7,634)
Amortization of AOCI gains frozen as a result of hedge dedesignation	997	1,054	1,994	1,750
	$(456)	$(6,135)	$(646)	$(5,884)
Unaudited interim consolidated statements of operations classification:
Gain (loss) on derivative financial instruments	$1,039	$(3,313)	$3,205	$(2,569)
Non-regulated energy sales	(1,495)	(2,822)	(3,851)	(3,315)
	$(456)	$(6,135)	$(646)	$(5,884)
21.Financial instruments (continued)
(c)Supplier financing programs
In the normal course of business, the Company enters into supplier financing programs under which the suppliers can voluntarily elect to sell their receivables. The Company agrees to pay, on the invoice maturity date, the stated amount of the invoices that the Company has confirmed through the execution of bills of exchange. The terms of the trade payable arrangement are consistent with customary industry practice and are not impacted by the supplier’s decision to sell amounts under these arrangements. As of June 30, 2023, accounts payable include confirmed invoices from designated suppliers of $63,328 (December 31, 2022 - $16,785).